Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investment

The following table summarizes the Group’s investment balances:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	46,134,060	25,240,000	3,896,385
Total held-to-maturity investments	46,134,060	25,240,000	3,896,385
- Available-for-sale investments
- Fixed income products	89,084,685	496,565,847	76,656,557
- Other products	2,411,765	—	—
Total available-for-sale investments	91,496,450	496,565,847	76,656,557
- Other short-term investments	—	38,268,052	5,907,569
Total short-term investments	137,630,510	560,073,899	86,460,511
Long-term investments
- Held-to-maturity investments
- Fixed income products	32,000,000	56,180,000	8,672,698
Total held-to-maturity investments	32,000,000	56,180,000	8,672,698
- Available-for-sale investments	—	10,069,729	1,554,497
- Other long-term investments
- Private equity funds products	15,440,000	78,390,404	12,101,393
- Other investments	13,805,229	107,141,812	16,539,846
Total other long-term investments	29,245,229	185,532,216	28,641,239
Total long-term investments	61,245,229	251,781,945	38,868,434
Total investments	198,875,739	811,855,844	125,328,945